PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 95.9%
Common Stocks
Aerospace & Defense 4.7%
Airbus SE (France)	33,353	$5,673,406
Boeing Co. (The)*	26,362	4,682,155
General Electric Co.	49,598	8,190,614
RTX Corp.	74,581	8,040,578
		26,586,753
Automobile Components 1.2%
Aptiv PLC*	83,827	6,979,436
Automobiles 1.8%
General Motors Co.	224,150	10,084,509
Banks 12.9%
Bank of America Corp.	458,595	18,339,214
JPMorgan Chase & Co.	125,452	25,420,339
PNC Financial Services Group, Inc. (The)	92,971	14,632,706
Truist Financial Corp.	368,294	13,903,098
		72,295,357
Beverages 1.4%
PepsiCo, Inc.	45,145	7,805,571
Biotechnology 3.2%
AbbVie, Inc.	68,414	11,031,072
Amgen, Inc.	23,355	7,143,127
		18,174,199
Building Products 1.3%
Johnson Controls International PLC	104,714	7,529,984
Capital Markets 4.3%
Blackstone, Inc.	70,592	8,506,336
Goldman Sachs Group, Inc. (The)	34,831	15,901,048
		24,407,384

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 3.3%
DuPont de Nemours, Inc.	91,222	$7,494,799
Linde PLC	26,003	11,324,827
		18,819,626
Communications Equipment 1.7%
Cisco Systems, Inc.	206,246	9,590,439
Consumer Staples Distribution & Retail 2.7%
Walmart, Inc.	231,413	15,217,719
Electric Utilities 1.7%
PG&E Corp.	500,412	9,277,638
Entertainment 0.7%
Walt Disney Co. (The)	35,789	3,718,835
Food Products 1.0%
Hershey Co. (The)	27,047	5,350,708
Ground Transportation 1.2%
Union Pacific Corp.	28,271	6,582,054
Health Care Equipment & Supplies 1.2%
GE HealthCare Technologies, Inc.	90,049	7,023,822
Health Care Providers & Services 2.5%
Centene Corp.*	75,058	5,373,402
Cigna Group (The)	24,724	8,520,385
		13,893,787
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	29,709	7,691,363
Household Products 1.7%
Procter & Gamble Co. (The)	59,318	9,760,184
Insurance 6.0%
Chubb Ltd.	56,516	15,305,663
Marsh & McLennan Cos., Inc.	37,642	7,813,726
MetLife, Inc.	143,764	10,404,201
		33,523,590

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 2.8%
Alphabet, Inc. (Class A Stock)*	32,455	$5,598,488
Meta Platforms, Inc. (Class A Stock)	21,817	10,184,830
		15,783,318
Machinery 4.0%
Fortive Corp.	71,853	5,348,737
Otis Worldwide Corp.	91,185	9,045,552
Parker-Hannifin Corp.	15,278	8,120,563
		22,514,852
Multi-Utilities 3.4%
CenterPoint Energy, Inc.	269,077	8,209,539
NiSource, Inc.	366,933	10,663,073
		18,872,612
Office REITs 2.1%
Alexandria Real Estate Equities, Inc.	97,024	11,545,856
Oil, Gas & Consumable Fuels 8.4%
Chevron Corp.	74,878	12,152,699
ConocoPhillips	74,797	8,712,354
Exxon Mobil Corp.	140,333	16,455,448
Williams Cos., Inc. (The)	236,833	9,830,938
		47,151,439
Passenger Airlines 1.0%
Delta Air Lines, Inc.	111,908	5,709,546
Pharmaceuticals 5.3%
AstraZeneca PLC (United Kingdom), ADR	152,211	11,875,502
Bristol-Myers Squibb Co.	122,570	5,036,401
Eli Lilly & Co.	15,555	12,760,389
		29,672,292
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.*	56,566	9,440,866
Broadcom, Inc.	7,586	10,078,380
Lam Research Corp.	6,319	5,892,088
		25,411,334

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 4.4%
Microsoft Corp.	31,364	$13,020,137
Oracle Corp.	61,695	7,230,037
Salesforce, Inc.	19,891	4,663,246
		24,913,420
Specialized REITs 1.0%
Gaming & Leisure Properties, Inc.	128,442	5,767,046
Specialty Retail 0.7%
Lowe’s Cos., Inc.	17,209	3,808,180
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	29,974	5,762,501
Dell Technologies, Inc. (Class C Stock)	55,869	7,797,078
		13,559,579

Total Long-Term Investments (cost $335,105,232)		539,022,432

Short-Term Investment 4.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $22,641,634)(wb)	22,641,634	22,641,634

TOTAL INVESTMENTS 99.9% (cost $357,746,866)		561,664,066
Other assets in excess of liabilities 0.1%		391,427

Net Assets 100.0%		$562,055,493

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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